VOYAGE REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 100,393	$ 254,733
Future Minimum Revenues [Abstract]
Capitalized cost	$ 100		$ 400
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contracts	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 92,012	206,242
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	8,381	$ 48,491
Future Minimum Revenues [Abstract]
2021	4,261
2022	0
2023	0
Future minimum revenues	$ 4,261